Condensed Consolidated Statements of Cash Flows (Unaudited) - Scenario, Unspecified [Domain] - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities:
Net loss	$ (4,194,465)	$ (357,225)
Adjustments to reconcile net loss to net cash used in operations
Depreciation	326,222	108,386
Amortization of discount – PIK Notes	231,404	$ 26,331
Amortization of deferred financing costs	1,875
Issuance of PIK Notes in payment of interest	578,813	$ 525,000
Stock issued for director fees and other services	117,873	110,914
Stock-based compensation expense for consultants and directors	$ 99,938	214,850
Gain on revaluation of stock warrant derivative		(725,000)
(Gain) loss on revaluation of PIK Note derivative	$ 92,741	(1,792,500)
Gain on revaluation of stock awards		(38,000)
(Increase) Decrease in:
Accounts receivable	$ (31,439)	(5,188)
Deposits and prepaids	37,079	85,196
Increase (Decrease) in:
Accounts payable and accrued liabilities	(116,856)	(528,614)
Net cash used in operating activities	$ (2,856,815)	(2,375,850)
Cash Flows From Investing Activities:
Purchases of property and equipment		(18,539)
Construction-in-progress		(297,169)
Net cash used in investing activities		(315,708)
Cash Flows From Financing Activities:
Payments on notes payable	$ (113,558)	(122,898)
Net cash used in financing activities	(113,558)	(122,898)
Net change in cash and cash equivalents	(2,970,373)	(2,814,456)
Cash and cash equivalents at beginning of period	10,701,666	8,685,552
Cash and cash equivalents at end of period	7,731,293	5,871,096
Cash Paid For:
Interest	$ 4,198	3,745
Income Taxes		1,403
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Reclassification of construction in progress to buildings		2,405,648
Reclassification of construction in progress to milling equipment		1,857,727
Reclassification of construction in progress to lab equipment		96,077
Construction-in-progress in accounts payable		$ 120,000